Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 551,961	$ 255,668
Accounts receivable	202,050	363,653
Prepaid expenses	149,834	34,344
Loan receivable	0	1,874
Total current assets	903,845	655,539
Customer contract	3,933,128	0
Vehicles and Right-of-use assets	652,353	343,699
Total assets	5,489,326	999,238
Current liabilities
Accounts payable and accrued liabilities	833,262	1,053,012
Purchase obligation	660,972	0
Convertible Note	2,429,227	766,070
Derivative liability	206,726	794,631
Sales tax payable	521,616	300,903
Short-term loan payable	66,588	28,051
Lease obligations - current	158,409	92,736
Total current liabilities	4,876,800	3,035,403
Lease obligations	404,921	120,167
Total liabilities	5,281,721	3,155,570
SHAREHOLDERS' (DEFICIT) EQUITY
Share capital	17,622,777	11,408,737
Contributed surplus	3,620,300	3,363,593
Accumulated other comprehensive income	(4,202)	0
Deficit	(21,031,270)	(16,928,662)
Total shareholders' (deficit) equity	207,605	(2,156,332)
Total liabilities and shareholders' equity	$ 5,489,326	$ 999,238